Stockholders' Equity (Narrative) (Details) $ / shares in Units, € / shares in Thousands, $ in Millions			1 Months Ended				12 Months Ended
	Nov. 06, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) period	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) period $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 € / shares shares
Class of Stock [Line Items]
Common stock, authorized (in shares) | shares			14,000,000,000		14,000,000,000		14,000,000,000	14,000,000,000		14,000,000,000
Preferred stock, authorized (in shares) | shares			10,000,000		10,000,000		10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 1.00		$ 1		$ 1.00	$ 1
Preferred stock, par value (in dollars per share) | $ / shares			$ 1.00		$ 1		$ 1.00	1
Period post issuance date that preferred shares are optionally redeemable at liquidation price							5 years
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock (in shares) | shares							142,000,000
Amount repurchased							$ 5,278
Preferred stock, quarterly dividend declared			$ 36		$ 8
Common stock, quarterly dividend declared per common shares (in dollars per share) | $ / shares			$ 0.52		$ 0.52		$ 2.08	$ 2.05	$ 2.01
Noncontrolling Interest [Line Items]
Redemption of nonconvertible cumulative preferred interests in subsidiary							$ 1,950	$ 0	$ 0
Discontinued Operations, Disposed of by Sale | Puerto Rico And U.S. Virgin Islands Operations
Noncontrolling Interest [Line Items]
Redemption of nonconvertible cumulative preferred interests in subsidiary	$ 1,950	$ 1,950
Stock Repurchase Program, March 2013
Equity, Class of Treasury Stock [Line Items]
Shares authorized for repurchase (in shares) | shares			300,000,000				300,000,000			300,000,000
Stock Repurchase Program, March 2014
Equity, Class of Treasury Stock [Line Items]
Shares authorized for repurchase (in shares) | shares			300,000,000				300,000,000			300,000,000
Amount outstanding (in shares) | shares			178,000,000				178,000,000			178,000,000
Tower Holdings
Noncontrolling Interest [Line Items]
Preferred interest issued					$ 6,000			6,000
Fixed future purchase option price								$ 6,000
Distribution reset period								5 years
Period post issuance date that preferred interests can be called at issue price								5 years
Option to require redemption, certain contingent events, failure of subsidiary to pay preferred distributions, minimum number of periods | period								2
Telco LLC
Noncontrolling Interest [Line Items]
Preferred interest issued				$ 2,000
Initial preferred distribution percentage				4.25%
Distribution reset period				7 years
Period post issuance date that preferred interests can be called at issue price				7 years
Option to require redemption, certain contingent events, failure of subsidiary to pay preferred distributions, minimum number of periods | period				2
PR Holdings
Noncontrolling Interest [Line Items]
Preferred interest issued					$ 1,950			$ 1,950
Initial preferred distribution percentage								4.75%
Preferred Stock – Series A
Class of Stock [Line Items]
Preferred stock, outstanding (in shares) | shares			48,000		48,000		48,000	48,000		48,000
Preferred stock, liquidation preference per share (in dollars/Euros per share) | $ / shares			$ 25,000				$ 25,000
Preferred stock, dividend rate							5.00%
Preferred Stock – Series A | Mobility II, LLC
Noncontrolling Interest [Line Items]
Preferred interest, securities issued (in shares) | shares			320,000,000				320,000,000			320,000,000
Preferred interest distributions							$ 560
Put or redemption option, minimum exercise price calculation, value added to accrued and unpaid distributions (in dollars per share) | $ / shares							$ 25
Put or redemption option, minimum exercise price calculation, value added to accrued and unpaid distributions in the aggregate							$ 8,000
Maximum shares of common stock required to deliver to settle put and redemption options (in shares) | shares							250,000,000
Class A-1 | Tower Holdings
Noncontrolling Interest [Line Items]
Preferred interest issued						$ 1,500
Initial preferred distribution percentage						5.00%
Class A-2 | Tower Holdings
Noncontrolling Interest [Line Items]
Preferred interest issued					$ 4,500			$ 4,500
Initial preferred distribution percentage					4.75%
Preferred Stock – Series B
Class of Stock [Line Items]
Preferred stock, outstanding (in shares) | shares			20,000		0		20,000	0		20,000
Preferred stock, liquidation preference per share (in dollars/Euros per share) | € / shares										€ 100
Preferred stock, dividend rate							2.875%
Preferred Stock – Series C
Class of Stock [Line Items]
Preferred stock, outstanding (in shares) | shares			70,000		0		70,000	0		70,000
Preferred stock, liquidation preference per share (in dollars/Euros per share) | $ / shares			$ 25,000				$ 25,000
Preferred stock, dividend rate							4.75%